UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/09

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2009

1-866-97-PALIX

www.palantirfunds.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

July 31, 2009

Dear Shareholders -

The Palantir Fund entered 2009 defensively positioned but anticipating a market rebound (which we wrote about in our January 2009 letter). The fund began to get more exposed to the market a bit early (in mid-February) as the market continued to fall for another few weeks until bottoming on March 6th. As we expected, the market then rallied and we feel that our positioning was excellent as the fund’s share price leaped upwards into June.

Total Returns	YTD	1 Year	5 Year	10 Year	Annualized Since Inception
Palantir Fund (PALIX)	14.57%	-11.89%	NA	NA	-1.59%
S&P 500 TR Index	10.97%	-19.96%	-0.14%	-1.19%	-14.06%
Lipper Long/Short Index	7.58%	-15.62%	0.86%	NA	-12.39%

Performance Disclosures:  The total operating expense ratio as stated in the Fund’s prospectus dated June 1, 2009 was 2.55%.  The net annual operating expense ratio for the fund was 2.40%. These ratios include dividend expenses on securities sold short and underlying fund fees and expenses.

Performance data quoted represents past performance and does not guarantee future results.  The principle value of an investment will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  You may obtain current performance data by visiting the fund’s website at www.palantirfunds.com.

Mining and Metals companies Thompson Creek (TC) and Teck Comino (TCK), each bought near the bottom, tripled in value from March into June. Industrials like Titan International (TWI) and Northwest Pipe (NWPX) gained substantially. All four of these stocks were in the funds top ten holdings.

Reasoning that a market rally would unwind the “Flight to Safety” rush into Treasury bonds, we shorted the index fund for long term Treasuries (TLT) to nice effect and took profits in June as interest rates rose sharply.

In June, our macro work indicated that the stock rally had relieved the panic selling which had gripped stocks twice: Once from September to mid-November of 2008, and again from February of 2009 to March 6th. Consequently, we began systematically harvesting profits and de-coupling the fund from its enhanced correlation to the market. While initially this profit taking seemed well timed (the market dropped in June), we have only slightly participated in the rally which became rejuvenated in mid-July.

As the rally has progressed, the market has been rewarding lower and lower quality stocks as risk taking by investors has accelerated. The rebound in high yield (junk) bonds has been stunning and the equity markets have been led by the smallest companies with the lowest prices. In fact, to maximize profits during the market rebound from this year’s March bottom, an investor could have constructed a portfolio of small company stocks, selling for under $3 per share, preferably receivers of bailouts whose business only continues to survive at the largesse of the government (examples like AIG and Fannie Mae come to mind).

The current consensus investment assumption that the global economy is fixed, that liquidity will stay easy to come by, and that 2008 was just an “aberration” not an indication of economic dysfunctionality, is now nearly universal among economists and strategists.

Perhaps.

However, the Palantir Fund is not ready to accept any part of those assumptions just yet. We fear that the consequences of the popping of the credit bubble have not yet run its course. In our view, the huge liquidity thrown into the markets has indeed bailed out the Wall Street bankers and investment houses. However, no true structural reform has been implemented and the U.S. consumer is still struggling. In fact, we are now worse off in two significant ways.

First, excessive bank and Wall Street risk-taking and leverage has again been blessed by government bailouts (“if we bet big and win we are rich, if we lose the government will bail us out”).

Second, by recently changing bank accounting rules, there is no longer any way to know how much of a banks balance sheet is impaired. What loans and “assets” are worth is basically up to each institution’s management to arbitrarily decide.

As previously mentioned, we feel that since June the market has generally rewarded lower quality companies. In this context, lower quality means some combination of high debt and leverage, often with modest or negative free cash flow. In other words, if liquidity dries up again, the companies currently garnering a good share of the market’s attention may not be self sustaining.

Palantir’s management continues to fear another phase of economic weakness along with a return of illiquid conditions. If our concerns are realized, we will want to be short many of the companies which have recently been so “hot”. Our patience is being tested by the longevity and character of this rally. However, we observe economic fundamentals that continue to worsen. Foreclosures and bankruptcies march higher, more and more people are unemployed or under-employed, and the government’s “stimulus” consistently incents citizens into more debt instead of more savings (cash for clunkers, home buying credit…).

Investment Themes

Needs over Wants – we continue to favor well capitalized firms which produce goods and services that are critical to everyday life. Examples are food (agriculture), water, energy, and infrastructure. Whether an economy is developed or emerging, whether times are good or bad, the above products and services will be a priority.

In Asia and the emerging markets there is a “rising tide of expectations” among consumers as those countries move from subsistence toward middle class income levels. The political pressure is on to deliver higher protein diets, power and transportation infrastructure, clean water and air.

Liquidity

There are several potential aspects to the end of the liquidity driven “Risk Trade” which has gripped Wall Street since July. If liquidity begins to dry up it will likely happen fairly quickly. Leverage could again turn from an advantage into a liability. In that environment, shorting U.S. consumer discretionary stocks, lenders and high yield (junk) bonds could be quite rewarding. We have researched and identified a pool of candidates and started some selected short positions in these areas.

Respectfully submitted –

Tom Samuels

Disclosures

1112-NLD-9/28/2009

Performance data quoted represents past performance and does not guarantee future results.  Current performance may be lower or higher than the performance data quoted.  You may obtain current performance data by visiting the fund’s website at www.palantirfunds.com.

Investing involves risk.  Investment return and principal value of an investment will fluctuate, and an investor’s shares, when redeemed, may be worth more or less than their original cost.

The Palantir Fund, as a Long/Short mutual fund, may experience increased risks and volatility because of shorting techniques.

There are special risks associated with international investing, including currency fluctuations, economic conditions, and different governmental and accounting standards.

An investor should consider the Fund's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained at www.palantirfunds.com or by calling 1-866-97-PALIX (1-866-977-2549). Please read the prospectus carefully before investing.

The Palantir Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.  Northern Lights Distributors, LLC as a firm does not make a market in, or conduct any research on, or recommend the purchase or sale of any of the above issues.  The recommendations are based solely on the research of The Palantir Fund and its advisor, Palantir Capital Management, Ltd. which will offer additional information upon request.

A purchase can be transacted directly with the mutual fund company.  No load mutual funds are sold without a sales charge; however, they have ongoing expenses, such as management fees.

The Lipper Long Short Index is an index of other mutual funds with a Long/Short investment strategy.  This index is widely used by professional investors as a peer performance benchmark for Long/Short strategies.  You cannot invest directly in this index.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies.  This index is widely used by professional investors as a performance benchmark for Large-Cap stocks.  You cannot invest directly in an index.

Palantir Fund
PORTFOLIO REVIEW
July 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending July 31, 2009, compared to its benchmarks:

		Six Months	One Year	Inception ** - July 31, 2009
Palantir Fund		15.13%	-11.89%	-1.59%
S&P 500 Total Return		21.18%	-19.96%	-14.06%
Lipper Long/Short Index		12.28%	-15.62%	-12.39%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

** Inception date is April 17, 2007

			% of
	Top Holdings by Industry		Net Assets
	Exchange Traded Funds		8.5%
	Agriculture		5.6%
	Oil & Gas		5.3%
	REITS		4.9%
	Retail		4.8%
	Toys/Games/Hobbies		3.9%
	Food		3.6%
	Water		3.3%
	Mining		3.1%
	Savings & Loans		2.8%
	Other, Cash & Cash Equivalents		54.2%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

	Palantir Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009
Par Value		Value

	COMMON STOCK - 58.4%
	AGRICULTURE - 5.6%
1,000,000	Chaoda Modern Agriculture Holdings Ltd.	$ 675,712
999,000	China Green Holdings Ltd.	1,044,294
1,909,000	Golden Agri-Resources Ltd.	563,152
		2,283,158
	APPAREL - 1.6%
10,000	VF Corp.	646,900

	AUTO MANUFACTURERS - 1.1%
100,000	Zenn Motor Co., Inc. *	462,551

	AUTO PARTS & EQUIPMENT - 0.7%
40,000	Titan International, Inc.	297,600

	COMPUTERS - 2.4%
6,000	Apple, Inc. *	980,340

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
12,000	NPC, Inc.	628,042

	FOOD - 3.6%
20,000	Hormel Foods Corp.	718,200
700	Seaboard Corp.	766,500
		1,484,700
	HEALTHCARE-PRODUCTS - 2.1%
60,000	Somanetics Corp. *	841,800

	INSURANCE - 1.6%
200	Berkshire Hathaway, Inc. *	636,100

	INTERNET - 2.0%
2,500	Yahoo! Japan Corp.	819,387

	METAL FABRICATE/HARDWARE - 0.9%
10,000	Northwest Pipe Co. *	347,800

	MINING - 3.1%
15,000	Franco-Nevada Corp.	376,251
250,000	International Royalty Corp.	870,000
		1,246,251
	MISCELLANEOUS MANUFACTURING - 2.5%
35,000	Ingersoll-Rand Plc	1,010,800

See accompanying notes to financial statements
	Palantir Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	July 31, 2009
Par Value		Value

	OIL & GAS - 5.3%
100,000	Advantage Oil & Gas Ltd.	$ 520,000
40,000	ATP Oil & Gas Corp. *	310,000
30,000	Enerplus Resources Fund	654,000
30,000	Linn Energy LLC	671,700
		2,155,700
	PHARMACEUTICALS - 2.3%
60,000	Pfizer, Inc.	955,800

	REITS - 4.9%
60,000	Annaly Capital Management, Inc.	1,011,000
35,000	Hatteras Financial Corp.	991,550
		2,002,550
	RETAIL - 4.8%
75,000	Ezcorp, Inc. *	948,750
20,000	Wal-Mart Stores, Inc.	997,600
		1,946,350
	SAVINGS & LOANS - 2.8%
70,000	People's United Financial, Inc.	1,137,500

	TOYS/GAMES/HOBBIES - 3.9%
40,000	Hasbro, Inc.	1,060,000
2,000	Nintendo Co. Ltd.	537,885
		1,597,885
	TRANSPORTATION - 2.4%
150,000	DryShips, Inc.	987,000

	WATER - 3.3%
45,000	American Water Works Co., Inc.	886,950
15,000	Pico Holdings, Inc. *	454,950
		1,341,900

	TOTAL COMMON STOCK (Cost - $21,161,600)	23,810,114

	EXCHANGE TRADED FUNDS - 8.5%
50,000	PowerShares DB US Dollar Index Bullish Fund *	1,166,000
40,000	PowerShares DB Agriculture Fund *	1,014,800
65,000	Japan Smaller Capitalization Fund, Inc.	513,500
20,000	ProShares Ultra Technology	759,400
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,362,977)	3,453,700

See accompanying notes to financial statements

	Palantir Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	July 31, 2009
Par Value		Value

	SHORT-TERM INVESTMENTS - 52.9%
6,197,489	Dreyfus Treasury Institutional Resource Institutional Class, to yield x.xx% ***	$ 6,197,489
6,197,489	Dreyfus Treasury Prime Cash Management Institutional Class , to yield x.xx% ***	6,197,489
6,197,488	Milestone Treasury Obligations Portfolio Institutional Class, to yield x.xx% ***	6,197,489
1,000,000	United States Treasury Bill, due 9/17/2009, to yield x.xx%	999,843
2,000,000	United States Treasury Bill due 10/8/2009, to yield x.xx%	1,999,566
	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,591,568)	21,591,876

	TOTAL INVESTMENTS - 119.8% (Cost - $37,955,803)	$ 48,855,690
	OTHER LIABILITIES LESS ASSETS - (19.8%)	(8,075,523)
	NET ASSETS - 100.0%	$ 40,780,167

	SECURITIES SOLD SHORT - (20.5%)
40,000	Barclays PLC	$ 821,600
25,000	Credit Suisse Group AG	1,184,250
10,000	Deckers Outdoor Corp. *	676,100
50,000	Dell, Inc. *	669,000
40,000	DineEquity, Inc.	988,400
50,000	Hertz Global Holdings, Inc. *	472,000
15,000	Lincoln National Corp.	317,850
30,000	Marriott International, Inc.	646,203
5,000	CurrencyShares Euro Trust	712,350
50,000	SPDR Barclays Capital High Yield Bond ETF	1,854,000
	TOTAL SECURITIES SOLD SHORT	$ 8,341,753
	(Proceeds - $8,341,753)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short)
	is $27,930,045 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	-
	Net unrealized depreciation	$ -
*	Non-Income producing security.
**	A portion of these securities are held as collateral for short sales.
***	Money market fund; interest rate reflects seven-day effective yield on July 31, 2009.

See accompanying notes to financial statements

Palantir Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2009 (Unaudited)

ASSETS
Investment in securities
At cost	$ 46,116,449
At value	48,855,689
Cash at broker	7,480,310
Receivable for securities sold	3,080,299
Foreign currency, at value (cost $125,416)	126,958
Receivable for Fund shares sold	6,000
Dividends and interest receivable	19,169
Prepaid expenses and other assets	22,910
TOTAL ASSETS	59,591,335

LIABILITIES
Securities sold short, at value (Proceeds $8,160,342)	8,341,753
Payable for investments purchased	10,385,349
Investment advisory fees payable	36,429
Fees payable to other affiliates	22,542
Distribution (12b-1) fees payable	8,279
Accrued expenses and other liabilities	10,816
TOTAL LIABILITIES	18,805,168
NET ASSETS	$ 40,786,167

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 43,532,429
Accumulated net investment income	8,781
Accumulated net realized loss from investments, short sales
and foreign currency transactions	(5,313,665)
Net unrealized depreciation of investments, short sales
and foreign currency transactions	2,558,622
NET ASSETS	$ 40,786,167

Shares of beneficial interest outstanding	4,357,984

Net asset value, offering and redemption price per share	$ 9.36

See accompanying notes to financial statements

Palantir Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (Net of $11,018 of foreign tax withheld)	$ 352,932
Interest	19,907
TOTAL INVESTMENT INCOME	372,839

EXPENSES
Investment advisory fees	185,183
Distribution (12b-1) fees	42,087
Administrative services fees	22,106
Custodian fees	18,804
Accounting services fees	15,505
Transfer agent fees	10,755
Registration fees	10,600
Professional fees	9,853
Compliance officer fees	5,124
Trustees' fees and expenses	3,234
Printing and postage expenses	1,816
Insurance expense	1,190
Dividends on securities sold short	78,519
Other expenses	1,761
TOTAL EXPENSES	406,537

NET INVESTMENT LOSS	(33,698)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) on transactions from:
Investments	(714,278)
Securities sold short	(903,329)
Foreign currency transactions	(192,794)
Net realized loss	(1,810,401)
Palantir Fund
STATEMENT OF OPERATIONS (Continued)
For the Six Months Ended July 31, 2009 (Unaudited)

Net change in unrealized appreciation/(depreciation) on:
Investments	$ 7,515,536
Securities sold short	(820,137)
Foreign currency transactions	901
Net change in unrealized appreciation/(depreciation)	6,696,300

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	4,885,899
AND FOREIGN CURRENCY TRANSACTIONS

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 4,852,201

See accompanying notes to financial statements

Palantir Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended July 31, 2009	Ended
	(Unaudited)	January 31, 2009
FROM OPERATIONS
Net investment income (loss)	$ (33,698)	$ 513,097
Net realized loss from investment, short sales and
foreign currency transactions	(1,810,401)	(2,840,967)
Net change in unrealized appreciation / (depreciation) on
investments, short sales and foreign currency transactions	6,696,300	(3,890,097)
Net increase / (decrease) in net assets resulting from operations	4,852,201	(6,217,967)

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(361,094)
Net decrease in net assets from distributions to shareholders	-	(361,094)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,430,312	15,978,957
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	359,293
Payments for shares redeemed	(1,324,328)	(3,938,509)
Net increase in net assets from shares of beneficial interest	4,105,984	12,399,741

TOTAL INCREASE IN NET ASSETS	8,958,185	5,820,680

NET ASSETS
Beginning of Period	31,827,982	26,007,302
End of Period*	$ 40,786,167	$ 31,827,982
* Includes Accumulated net investment income of:	$ 8,781	$ 42,479

SHARE ACTIVITY
Shares Sold	603,820	1,627,020
Shares Reinvested	-	46,182
Shares Redeemed	(161,275)	(435,020)
Net increase in shares of beneficial interest outstanding	442,545	1,238,182

See accompanying notes to financial statements

Palantir Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six
	Months Ended		For the Year		For the Period
	July 31, 2009		Ended		Ended
	(Unaudited)		January 31, 2009		January 31, 2008 (1)

Net asset value, beginning of period	$ 8.13		$ 9.71		$ 10.00

Activity from investment operations:
Net investment income (2)	(0.01)		0.15		0.07
Net realized and unrealized loss on investments	1.24		(1.64)		(0.18)
Total from investment operations	1.23		(1.49)		(0.11)
Less distributions from:
Net investment income	-		(0.09)		(0.06)
Net realized gains	-		-		(0.12)
Total distributions	-		(0.09)		(0.18)

Net asset value, end of period	$ 9.36		$ 8.13		$ 9.71

Total return (3)	15.13%	(4)	-15.27%		-1.18%	(4)

Net assets, end of period (000s)	$ 40,786		$ 31,828		$ 26,007

Ratio of gross expenses to average net assets
including dividends from securities sold short (5)	2.41%	(6)	2.40%	(7)	2.53%	(6)

Ratio of gross expenses to average net assets
excluding dividends from securities sold short (5)	1.95%	(6)	2.02%	(7)	2.32%	(6)

Ratio of net expenses to average net assets
including dividends from securities sold short (5)	2.41%	(6)	2.40%	(7)	2.46%	(6)

Ratio of net expenses to average net assets excluding
dividends from securities sold short and fee recapture (5)	1.95%	(6)	2.02%	(7)	2.25%	(6)

Ratio of net expenses to average net assets excluding
dividends from securities sold short and before recapture of fees (5)	1.95%	(6)	1.97%		2.25%	(6)

Ratio of net investment income to average net assets (5)	-0.20%	(6)	1.64%	(7)	0.87%	(6)

Portfolio Turnover Rate	356%	(4)	405%		169%	(4)

(1) The Palantir Fund commenced operations on April 17, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assume reinvestment of all dividends and distributions, if any.
(4) Not Annualized.
(5)	The ratios shown do not include the Fund's proportionate share of the expenses of the underlying investment funds in which the Fund invests.
(6) Annualized.
(7)	The ratios shown reflects recapture of prior period expense reimbursement by the advisor.

See accompanying notes to financial statements

Palantir Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2009 (Unaudited)

1.

ORGANIZATION

The Palantir Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks to provide long-term capital appreciation. A secondary objective of the Fund is to protect capital during unfavorable market conditions.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Fair valuing of securities with the assistance of a pricing service is determined by using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	18,702,840	-	-	18,702,840
Foreign Securities	-	5,107,275	-	5,107,275
Exchange Traded Funds	3,453,700	-	-	3,453,700
Money Market Funds	18,592,465			18,592,465
US Government	2,999,409	-	-	2,999,409
Total	43,748,414	5,107,275	-	48,855,689
Liabilities
Common Stocks	8,341,753	-	-	8,341,753

                                     The Fund did not hold any Level 3 securities during the period.

                         *Refer to the Portfolio of Investments for industry classification.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

New Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM  (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Foreign currency transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2008 and 2009 and during the six months ended July 31, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

3.  INVESTMENT TRANSACTIONS

For the six months ended July 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments, amounted to $74,948,415 and $78,955,236 respectively.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Trust are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Palantir Capital Management, Ltd. serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, until May 31, 2010, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front end load or contingent deferred loads, taxes, leverage interest,  brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund may invest, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.25% per annum of the Fund’s average daily net assets.  During the six months ended July 31, 2009, the Advisor did not waive any fees.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.25% of average daily net assets, the Advisor will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.25% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.25% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of July 31, 2009 there were no fee waivers subject to recapture by the Advisor.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee and or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings.  Prior to April 1, 2009 the per quarter fee was $7,500.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected were $1,755 for the six months ended July 31, 2009.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2009, the Fund incurred expenses of $5,124 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended July 31, 2009, GemCom collected amounts totaling $2,075 for EDGAR and printing services performed.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

The difference between the book basis and tax basis character of distributions as of January 31, 2008 is attributable to the reclassification of short-term capital gains to ordinary income.

As of January 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, and book/tax differences due to partnership and grantor trust adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to the unamortized portion of organizational expenses for tax purposes of $8,801; partnership, grantor trust and passive foreign investment company adjustments of $24,211.

At January 31, 2009, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through January 31, 2017 of $1,402,569.

Capital and foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $1,729,563 of capital losses and $38,765 of foreign currency losses.

Permanent book and tax differences, attributable to foreign currency losses and realized partnership adjustments, resulted in reclassification for the year ended January 31, 2009 as follows: a decrease in paid in capital of $32; a decrease in accumulated net investment income of $100,266; and a decrease in accumulated net realized loss from investments, short sales and foreign currency transactions of $100,298.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

6. SUBSEQUENT EVENTS

 Effective June 30, 2009, the Fund adopted FASB Statement of Financial Standards No. 165, “Subsequent Events,” which had no impact on the Fund’s net assets or operations, but required disclosure in the notes to financial statements at the date which subsequent events have been evaluated by management.  Management has evaluated subsequent events through September 29, 2009, the date the financial statements were issued.

Palantir Fund

EXPENSE EXAMPLES

July 31, 2009 (Unaudited)

As a shareholder of the Palantir Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Palantir Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 through July 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Palantir Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expense Paid During Period 2/1/09 - 7/31/09 *
Actual	$1,000.00	$1,075.65	$13.03
Hypothetical (5% return before expenses)	$1,000.00	$1,013.02	$12.19

*Expenses are equal to the Fund’s annualized expense ratio including dividends on short sales of 2.41% multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Re-Approval of Advisory Agreement – Palantir Fund

In connection with a regular Board meeting held on February 27, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between Palantir Capital Management, Ltd. (“PCM” or the “Adviser”) and the Trust, on behalf of the Palantir Fund (“Palantir” or the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its Fund-related operations; and (g) the Fund’s performance compared with key indices.

In its consideration of the re-approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees reviewed the 15(c) response materials and discussed the extent of PCM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then review PCM’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund. The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered PCM’s past performance as well as other factors relating to its track record.  The Trustees discussed the performance of PCM since the Fund’s inception. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that PCM charges a 1.10% annual advisory fee based upon the net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds. The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously re-approved the Agreement.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-97-PALIX or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-97-PALIX.

INVESTMENT ADVISOR

Palantir Capital Management, Ltd.

3355 West Alabama, Suite 1025

Houston, TX 77098

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/09